Loss per share attributed to ordinary equity holders of the parent (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥) shares
Loss per share attributed to ordinary equity holders of the parent
Potentially dilutive ordinary shares	0
Loss attributable to ordinary equity holders of the parent, used in the basic and diluted loss per share calculation | ¥	¥ (228,905)
Weighted average number of ordinary shares in issue during the period used in the basic and diluted loss per share calculation	131,356,980